Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

October 31, 2020

DGF-QTLY-1220
1.809095.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.2%
Entertainment - 2.2%
Activision Blizzard, Inc.	895,900	$67,847
The Walt Disney Co.	477,400	57,885
		125,732
Interactive Media & Services - 3.7%
Alphabet, Inc. Class A (a)	43,400	70,139
Facebook, Inc. Class A (a)	280,600	73,829
Tencent Holdings Ltd.	941,100	71,905
		215,873
Media - 2.3%
Comcast Corp. Class A	1,865,592	78,803
Interpublic Group of Companies, Inc.	1,821,300	32,947
Liberty Media Corp. Liberty SiriusXM Series C (a)	1	0
ViacomCBS, Inc. Class B	645,400	18,439
		130,189

TOTAL COMMUNICATION SERVICES		471,794

CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.4%
BorgWarner, Inc.	1,433,400	50,140
Lear Corp.	267,200	32,280
		82,420
Automobiles - 1.5%
General Motors Co.	1,731,100	59,775
Harley-Davidson, Inc. (b)	874,100	28,740
		88,515
Distributors - 0.6%
LKQ Corp. (a)	1,112,600	35,592
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,633,600	28,196
Hotels, Restaurants & Leisure - 4.3%
Aristocrat Leisure Ltd.	811,363	16,338
Churchill Downs, Inc.	88,800	13,245
Dunkin' Brands Group, Inc.	576,473	57,480
Hilton Worldwide Holdings, Inc.	363,500	31,919
Marriott International, Inc. Class A	247,200	22,960
Restaurant Brands International, Inc. (b)	694,900	36,135
Starbucks Corp.	699,400	60,820
Wingstop, Inc.	64,200	7,468
		246,365
Household Durables - 3.2%
Lennar Corp. Class A	853,600	59,948
Sony Corp.	490,000	40,850
Whirlpool Corp.	432,400	79,977
		180,775
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	327,800	30,862
Multiline Retail - 1.2%
Dollar General Corp.	220,200	45,958
Target Corp.	160,000	24,355
		70,313
Specialty Retail - 1.3%
Camping World Holdings, Inc.	665,800	17,604
Lowe's Companies, Inc.	251,100	39,699
Williams-Sonoma, Inc.	194,800	17,768
		75,071
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	734,801	42,832
Tapestry, Inc.	2,849,300	63,340
		106,172

TOTAL CONSUMER DISCRETIONARY		944,281

CONSUMER STAPLES - 4.4%
Beverages - 0.7%
Keurig Dr. Pepper, Inc. (b)	1,471,500	39,583
Household Products - 1.6%
Energizer Holdings, Inc.	857,800	33,754
Spectrum Brands Holdings, Inc.	1,033,075	58,751
		92,505
Tobacco - 2.1%
Altria Group, Inc.	2,355,114	84,973
Swedish Match Co. AB	477,700	36,000
		120,973

TOTAL CONSUMER STAPLES		253,061

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Equinor ASA sponsored ADR	1,289,700	16,547
Exxon Mobil Corp.	1,335,397	43,561
Phillips 66 Co.	454,700	21,216
Reliance Industries Ltd. sponsored GDR (c)	243,500	13,368
		94,692
FINANCIALS - 9.5%
Banks - 4.7%
Bank of America Corp.	3,671,617	87,017
JPMorgan Chase & Co.	1,144,435	112,200
Wells Fargo & Co.	3,179,893	68,209
		267,426
Capital Markets - 2.3%
BlackRock, Inc. Class A	88,700	53,150
Intercontinental Exchange, Inc.	568,600	53,676
Raymond James Financial, Inc.	313,200	23,941
		130,767
Consumer Finance - 1.2%
Discover Financial Services	1,052,200	68,404
Insurance - 1.3%
Arthur J. Gallagher & Co.	321,500	33,343
The Travelers Companies, Inc.	350,500	42,309
		75,652

TOTAL FINANCIALS		542,249

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	1,008,500	26,645
Health Care Providers & Services - 6.6%
Anthem, Inc.	291,900	79,630
Cigna Corp.	498,900	83,301
CVS Health Corp.	995,900	55,860
Humana, Inc.	93,900	37,492
UnitedHealth Group, Inc.	411,206	125,475
		381,758
Pharmaceuticals - 2.3%
AstraZeneca PLC (United Kingdom)	209,100	20,995
Bristol-Myers Squibb Co.	627,300	36,666
Eli Lilly & Co.	367,700	47,970
Roche Holding AG (participation certificate)	80,010	25,710
		131,341

TOTAL HEALTH CARE		539,744

INDUSTRIALS - 11.4%
Aerospace & Defense - 0.7%
HEICO Corp. Class A	229,451	21,454
The Boeing Co.	111,900	16,157
		37,611
Air Freight & Logistics - 2.3%
FedEx Corp.	236,300	61,313
United Parcel Service, Inc. Class B	459,100	72,129
		133,442
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,682,600	32,205
Electrical Equipment - 0.3%
AMETEK, Inc.	166,300	16,331
Industrial Conglomerates - 1.3%
General Electric Co.	7,230,700	53,652
Roper Technologies, Inc.	53,500	19,867
		73,519
Machinery - 3.3%
Allison Transmission Holdings, Inc.	896,002	32,390
Cummins, Inc.	167,900	36,920
Fortive Corp.	335,100	20,642
PACCAR, Inc.	592,100	50,553
Snap-On, Inc.	145,900	22,984
Toro Co.	344,700	28,300
		191,789
Professional Services - 1.3%
Equifax, Inc.	212,200	28,987
IHS Markit Ltd.	345,100	27,908
Robert Half International, Inc.	377,100	19,115
		76,010
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	825,684	31,368
Ryder System, Inc.	321,600	15,842
TFI International, Inc. (Canada)	554,500	24,689
		71,899
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	565,110	22,525

TOTAL INDUSTRIALS		655,331

INFORMATION TECHNOLOGY - 30.0%
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	265,000	25,673
Vontier Corp. (a)	6,702	193
		25,866
IT Services - 7.8%
Amdocs Ltd.	399,100	22,501
Cognizant Technology Solutions Corp. Class A	681,100	48,644
DXC Technology Co.	1,154,500	21,266
Fidelity National Information Services, Inc.	687,600	85,668
Genpact Ltd.	1,428,200	49,087
Global Payments, Inc.	309,600	48,836
Visa, Inc. Class A	959,000	174,260
		450,262
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	442,200	52,414
Broadcom, Inc.	262,800	91,883
KLA-Tencor Corp.	198,100	39,061
Lam Research Corp.	191,700	65,577
Marvell Technology Group Ltd.	806,500	30,252
NVIDIA Corp.	27,900	13,988
Qualcomm, Inc.	564,800	69,674
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,200	39,352
Universal Display Corp.	88,100	17,471
		419,672
Software - 10.8%
Intuit, Inc.	223,700	70,394
Microsoft Corp.	2,215,500	448,570
SAP SE	225,200	24,025
SS&C Technologies Holdings, Inc.	1,137,800	67,381
Temenos Group AG	103,310	11,091
		621,461
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	1,280,272	139,370
Samsung Electronics Co. Ltd.	1,347,070	67,563
		206,933

TOTAL INFORMATION TECHNOLOGY		1,724,194

MATERIALS - 4.9%
Chemicals - 3.0%
DuPont de Nemours, Inc.	995,000	56,596
LG Chemical Ltd.	48,250	26,252
LyondellBasell Industries NV Class A	651,700	44,609
Olin Corp.	202,720	3,355
The Chemours Co. LLC	197,697	3,982
Valvoline, Inc.	1,005,600	19,780
W.R. Grace & Co.	374,000	16,265
		170,839
Metals & Mining - 1.9%
Barrick Gold Corp.	1,791,000	47,873
Newmont Corp.	1,014,000	63,720
		111,593

TOTAL MATERIALS		282,432

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	200,700	46,091
CoreSite Realty Corp.	364,400	43,495
Four Corners Property Trust, Inc.	1,600,600	40,559
		130,145
UTILITIES - 1.9%
Electric Utilities - 0.4%
Edison International	432,400	24,232
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp.	2,345,500	45,737
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	1,870,200	39,517

TOTAL UTILITIES		109,486

TOTAL COMMON STOCKS
(Cost $5,325,539)		5,747,409

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.10% (d)	14,224,166	14,227
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	56,506,296	56,512
TOTAL MONEY MARKET FUNDS
(Cost $70,739)		70,739
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $5,396,278)		5,818,148
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(74,273)
NET ASSETS - 100%		$5,743,875

Security Type Abbreviations

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,368,000 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Securities Lending Cash Central Fund	60
Total	$67

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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